Income Tax Expense	12 Months Ended
Dec. 31, 2023
Income Tax Expense
Income Tax Expense

12.Income Tax Expense

	2023	2022	*	2021
	$’000	$'000		$'000
Current taxes:
Current year	114,055	109,044		93,774
Prior years	375	(202)		(2,082)
Total current tax charge	114,430	108,842		91,692

Deferred income taxes (note 16):
Current year	(32,048)	(183,495)		(69,158)
Prior years	25,146	(360)		(4,554)
Total deferred income tax credit	(6,902)	(183,855)		(73,712)

Total taxation charge/(credit)	107,528	(75,013)		17,980

Reconciliation of effective tax charge
Loss before income tax	(1,880,650)	(543,979)		(8,141)

Tax calculated at domestic tax rates applicable to profits in respective countries	(638,254)	(193,643)		(4,433)
Tax effects of:
Income not subject to taxation**	(21,771)	(6,687)		(5,307)
Expenses not deductible for tax purposes	89,958	75,197		35,191
Movement in deferred tax assets not recognized***	633,448	79,477		74,084
Change in tax base****	1,769	(74,291)		(86,184)
Prior year under/(over) provision*****	25,521	(562)		6,636
Goodwill impairment	—	40,937		—
Withholding tax on distributable profits	3,742	5,967		—
Other profit‑related taxes	—	—		5,239
Effects of changes in tax rates	(849)	(4,845)		(5,272)
Non-deductible share-based payment expense	—	—		1,441
Movement in uncertain tax positions	9,524	6,501		(3,264)
Foreign exchange effects and other differences	4,440	(3,064)		(151)
Total taxes	107,528	(75,013)		17,980

Current income tax receivables	3,755	1,174	128
Current income tax payables	(75,612)	(70,008)	(68,834)
	(71,857)	(68,834)	(68,706)

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

**The adjusting item of $21.7 million relates to profits of the Global Independent Connect Limited subsidiary in Nigeria which are exempt from tax since this subsidiary benefits from pioneer status.

***The adjustment of $633.4 million for the year ended December 31, 2023 with regards to the movement in recognition of deferred tax assets, primarily relates to an adjusting item of $592.2 million for Nigeria. The largest component of the adjusting item for Nigeria is $562.1 million relating to an unrecognized deferred tax asset arising in the year as a result of unrealized foreign exchange losses on the devaluation of the Naira. Other movements in Nigeria include impairments of other deferred tax assets arising in the year ($124.3 million) and an offsetting recognition of capital allowances previously impaired ($94.3 million). There are also movements of unrecognized deferred tax assets which are not recognized in the UK ($28.8 million relating to finance costs and expenses of management) and South Africa ($19.3 million with respect to a capital loss). These amounts have been treated as unrecognized due to a lack of certainty that the amounts are recoverable.

****Effect of change in tax base of assets in Brazil following the legal merger of acquired businesses and group holding entities in 2023, 2022 and 2021.

*****During the year the Group derecognized deferred tax assets amounting to $20.6 million as a result of obtaining greater clarity on the treatment of certain expenses arising in 2022 with respect to Brazil.

For the years ended December 31, 2023 and 2022, the statutory rates for the largest markets by turnover are: Nigeria 33.0% and 32.5%, respectively, (due to a combination of corporate income tax and education tax) and Brazil 34.0% and 34.0%, respectively, (due to a combination of corporate income tax and social contribution on income taxes). The statutory tax rates in other markets range from 15.0% to 35.0% in 2023 (15.0% to 40.0% in 2022).

The movement in the current income tax is as follows:
At beginning of year	(68,834)	(68,706)	(48,703)
Additions through business combination	—	—	(3,434)
Charged to profit or loss	(114,430)	(108,842)	(91,692)
Paid during the year	45,411	51,245	29,147
Withholding tax netting off	57,565	54,878	45,849
Exchange difference	8,431	2,591	127
At end of year	(71,857)	(68,834)	(68,706)

Deferred income tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable profits. Refer to note 16 for deferred income tax.